UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.50%					$49,670,048
(Cost $50,854,227)

New York 85.52%					43,120,657
Albany Parking Auth,
Rev Bond Ser 2001A	5.625%	07/15/25	BBB+	$365	335,223
Rev Ref Bond Ser 2001A	5.625	07/15/25	BBB+	385	424,181
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond (G)	6.750	07/01/40	BBB+	1,000	911,350
City of New York,
GO Ser E-1	6.250	10/15/28	AA	500	521,285
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03/20/40	Aaa	1,000	958,710
Long Island Power Auth,
Rev Gen Ser A	6.000	05/01/33	A-	1,000	998,670
Monroe Newpower Corp,,
Rev Ref Pwr Facil	5.100	01/01/16	BBB	1,000	893,790
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys Projs Ser
2001A	6.250	11/01/21	A3	275	273,301
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj Ser
2002A (D)	5.375	06/01/23	Baa1	1,000	807,940
Rev Civic Facil Polytechnic Univ Proj	6.125	11/01/30	AAA	1,000	1,092,440
Rev Liberty 7 World Trade Ctr Ser2005A (G)	6.250	03/01/15	BB+	1,000	826,390
Rev Ref Brooklyn Navy Yard Cogen Partners	5.650	10/01/28	BB+	1,000	695,130
Rev Ref Polytechnic University Proj (D)	5.250	11/01/27	BB+	1,000	766,090
Rev Spec Airport Facil Airis JFK I	5.500	07/01/28	BBB-	1,000	708,700
Rev Terminal One Group Assn Proj	5.500	01/01/21	BBB+	1,000	899,600
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06/15/33	AAA	740	796,477
Rev Ref Wtr & Swr Sys	5.500	06/15/33	AAA	1,500	1,603,065
Rev Ref Wtr & Swr Sys Cap Apprec Ser 2001D	Zero	06/15/20	AAA	2,000	1,107,700
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06/15/33	AAA	460	490,558
Ser 2009A	5.750	06/15/40	AAA	1,000	1,003,100
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11/15/29	AAA	1,000	1,072,950
Rev Ref Future Tax Sec Ser 2002A (Zero to 11-1-
11 then 14.000%)	Zero	11/01/29	AAA	1,000	913,190
New York Env Facs Corp Pollutn Ctl Rev,
Unrefunded Bal Wtr Revolv Ser E	6.875	06/15/10	AAA	20	20,081
New York GO Ultd,
Ser B	5.250	12/01/17	AA	1,500	1,562,250
Ser J	5.000	05/15/23	AA	1,000	950,160
New York Local Assistance Corp Rev,
Ref Ser C	5.500	04/01/17	AAA	1,225	1,288,835
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B (G)	Zero	08/15/40	AA	3,000	423,150
Rev Lease State Univ Dorm Facil Ser 2000A	6.000	07/01/30	AA-	1,000	1,078,280
Rev Miriam Osborn Mem Home Ser 2000B (D)	6.875	07/01/25	BBB	750	686,625
Rev North Shore L I Jewish Grp	5.375	05/01/23	Aaa	1,000	1,121,040
Rev Ref Orange Regl Med Ctr	6.125	12/01/29	Ba1	750	574,508
Rev Ref State Univ Edl Facil Ser 1993A (D)	5.250	05/15/15	AAA	1,000	1,065,790
Rev Ref Univ of Rochester Deferred Income Ser
2000A (Zero to 7-31-10 then 6.050%) (D)	Zero	07/01/25	AA	1,000	973,440
Rev State Univ Edl Facil Ser 1993A	5.500	05/15/19	AA-	2,000	2,111,380

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)
Rev State Univ Edl Facil Ser 2000B	5.375%	05/15/23	AAA	$1,000	$1,064,090
Rev Unref City Univ 4th Ser 2001A	5.250	07/01/31	AA-	130	140,617
New York State Thruway Authority Second,
Rev Gen Hwy & Brdg Tax Revenue Fund Ser
2008A	5.000	04/01/22	AA	500	493,410
Oneida County Industrial Development Agency,
Rev Civic Facilities Hamilton College Proj Ser
20007A (D)	Zero	07/01/29	AA	5,330	1,580,931
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01/01/32	Baa3	1,000	765,860
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care Ctr Newburgh Ser
2001C (G)	7.000	08/01/31	BB-	500	397,480
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10/01/19	BBB-	1,500	1,287,135
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp Proj Ser 2002B	6.000	11/01/22	BBB	1,000	919,380
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01/01/21	AAA	1,500	1,715,640
Ser D	5.000	11/15/31	A+	1,000	922,970
TSASC, Inc.,
Rev Tobacco Settlement Asset Backed Bond Ser 1	5.500	07/15/24	AAA	730	785,808
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec (D)	Zero	04/01/22	A3	2,230	1,052,181
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11/01/30	BBB-	1,150	953,936
Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc Ser 2001A	6.625	02/01/26	Baa3	1,000	1,085,840

Puerto Rico 9.17%					4,624,978
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (D)(M)(P)	8.883	07/01/11	AAA	2,000	2,389,280
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd) (D)	6.250	07/01/12	A	1,110	1,147,484
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp Ser 2002E	5.500	08/01/29	BBB-	1,005	1,088,214

Virgin Islands 3.81%					1,924,413
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note Ser 1999A	6.500	10/01/24	BBB+	535	585,408
Rev Sub Lien Fund Ln Notes Ser 1998E	5.875	10/01/18	BBB-	1,500	1,339,005

Short-term investments 0.38%					$190,000
(Cost $190,000)

Joint Repurchase Agreement 0.38%					190,000
Joint Repurchase Agreement with Barclays PLC
dated 11-28-08 at 0.15% to be repurchased at
$190,003 on 12-01-08, collateralized by $188,611
U.S. Treasury Inflation Indexed Note, 3.625%, due
10-31-09 (valued at $193,800, including interest).				$190	190,000

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

Total investments (Cost $51,044,227)† 98.88%	$49,860,048

Other assets and liabilities, net 1.12%	$563,591

Total net assets 100.00%	$50,423,639

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

FHA Federal Housing Association

GO General Obligation

Gtd Guaranteed

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investments
ACA Financial Guaranty Corp.	4.53
Ambac Financial Group, Inc.	4.41
Financial Guaranty Insurance Company	2.14
Municipal Bond Insurance Association	9.91

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $50,978,722. Net unrealized depreciation aggregated $1,118,674, of which $2,192,697 related to appreciated investment securities and $3,311,371 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	-	-
Level 2 – Other Significant Observable Inputs	$49,860,048	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$49,860,048	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Risks and uncertainties
State concentration risk
The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk
The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk
The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, ranging from including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 97.92%					$108,962,021
(Cost $114,657,101)

California 0.45%					500,000
California GO Unltd.,
Daily Kindergarten Univ. Ser. A-4 (V)	0.520%	05/01/34	AA	500	500,000

Massachusetts 89.50%					99,597,116
Boston City Industrial Development Financing Auth,
Rev Ref Swr Facil Harbor Electric Energy Co Proj	7.375	05/15/15	BBB	170	171,596
Boston Housing Authority,
Rev Bond (D)	5.000	04/01/27	AAA	3,255	3,011,559
Rev Bond (D)	5.000	04/01/28	AAA	2,000	1,830,480
Rev Bond (D)	4.500	04/01/26	AAA	1,000	846,410
Boston Water & Sewer Commisssion,
Rev Ref Sr Ser 1992A	5.750	11/01/13	AA	430	463,549
Freetown Lakeville Regional School District,
GO Unltd (D)	5.000	07/01/23	AA	1,000	961,870
Holyoke Gas & Electric Department,
Rev Ser 2001A (D)	5.000	12/01/31	Baa1	3,410	2,807,180
Massachusetts Bay Transportation Auth,
Rev Ref Cap Appr Ser 2007A-2	Zero	07/01/26	AAA	2,500	838,125
Massachusetts Bay Transportation Authority,
Rev Assessment Ser A	5.250	07/01/31	AAA	1,000	996,020
Rev Preref Spec Assessment Ser 2000A	5.250	07/01/30	Aa1	780	823,165
Rev Preref Spec Assessment Ser 2007A	5.250	07/01/30	Aa1	150	158,301
Rev Preref Spec Assessment Ser 2007A	5.250	07/01/30	AAA	70	67,288
Rev Ref Preref Assessment Ser 2000A	5.750	07/01/14	AAA	845	898,362
Rev Ref Ser 1994A	7.000	03/01/14	AA	1,000	1,134,610
Rev Ref Spec Assessment Ser 2006A	5.250	07/01/35	AAA	1,310	1,282,359
Rev Ref Sr Sales Tax Ser 2005A	5.000	07/01/31	AAA	2,000	1,913,800
Rev Ref Sr Sales Tax Ser 2008B	5.250	07/01/33	AAA	2,500	2,449,150
Rev Spec Assessment Ser 2004A	5.000	07/01/34	AAA	1,000	1,109,290
Massachusetts Dev Finance Agency Solid Wst
Disposal Rev, Dominion Energy,	5.000	02/01/36	A-	1,000	674,240
Massachusetts Development Finance Agency,
New England Conserv of Music	5.250	07/01/38	BAA1	2,000	1,449,460
Rev Belmont Hill School	5.000	09/01/31	A	1,000	1,084,200
Rev Curry College Ser 2005A (D)	4.500	03/01/25	BBB	1,000	696,610
Rev Curry College Ser 2006A (D)	5.250	03/01/26	BBB	1,000	772,030
Rev Linden Ponds Inc Facility Ser 2007A (G)	5.750	11/15/35	BB+	1,500	958,320
Rev OBG Charles Stark Draper Labratory	5.875	09/01/30	Aa3e	2,000	1,870,700
Rev Plantation Apts Hsg Prig Ser 2004A	5.000	12/15/24	AAA	2,320	1,955,876
Rev Ref Combined Jewish Philanthropies Ser
2002A	5.250	02/01/22	Aa3	1,875	1,890,919
Rev Ref First Mortgage Orchard Cove	5.250	10/01/26	BB-	1,000	644,120
Rev Ref Mass College of Pharmacy Ser 2007E (D)	5.000	07/01/37	AAA	1,000	888,910
Rev Ref Resource Recovery Southeastern Ser
2001A (D)	5.625	01/01/16	AA	500	475,965
Rev Volunteers of America Concord Ser 2000A	6.900	10/20/41	AAA	1,000	1,177,560
Massachusetts Health & Educational Facilities Auth,
Rev Bal South Shore 1999F	5.750	07/01/29	A-	365	289,514
Rev Civic Investments, Inc. Ser 2002B (G)	9.200	12/15/31	AA	2,000	2,478,180
Rev Harvard Univ Issued Ser 2000W	6.000	07/01/35	Aaa	1,000	1,076,630
Rev Preref Partners Healthcare Ser 2001C	5.750	07/01/32	AAA	970	1,066,205

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)
Rev Preref South Shore Hospital Ser 1999F	5.750%	07/01/29	A-	635	$658,279
Rev Ref Boston College Issue Ser 1998L	5.000	06/01/26	AA-	1,000	941,030
Rev Ref Boston College Issue Ser 1998L	4.750	06/01/31	AA-	1,000	881,520
Rev Ref Emerson Hosp Ser 2005E (D)	5.000	08/15/35	BBB+	1,000	671,810
Rev Ref Harvard Pilgrim Health Ser 1998A (D)	5.000	07/01/18	AAA	1,000	984,260
Rev Ref Lahey Clinic Med Ctr Ser 2005C (D)	5.000	08/15/23	AA	1,000	829,260
Rev Ref Partners Health Care Ser 2001C	5.750	07/01/32	AA	30	27,950
Rev Ref Williams College Ser 2003H	5.000	07/01/33	AAA	1,500	1,442,460
Rev Simmons College Ser 2000D (D)	6.150	10/01/29	AAA	1,000	1,088,860
Rev Sterling & Francine Clark Ser 2006A	5.000	07/01/36	AA	1,000	900,630
Rev Tufts University	5.375	08/15/38	AA-	350	339,615
Rev Univ of Mass Worcester Campus Ser 2001B
(D)	5.250	10/01/31	A+	1,500	1,621,860
Rev Wheelock College Ser 2000B (D)	5.625	10/01/30	Baa1	1,000	1,091,500
Rev Woods Hole Oceanographic Ser B	5.375	06/01/30	AA-	1,000	952,860
Massachusetts Health & Educational Facilities Authority,
Rev Caregroup Ser 2008R-1	5.125	07/01/33	BBB+	250	172,385
Rev Jordan Hosp Ser 2003E	6.750	10/01/33	BB-	1,500	1,174,155
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A (D)	5.800	07/01/30	A	975	855,426
Rev Ser 2003B	4.700	12/01/16	AA-	1,265	1,219,017
Massachusetts Industrial Finance Agency,
Resource Recovery Rev Ref, Ogden Haverhil Proj
Ser A	5.600	12/01/19	BBB	500	421,020
Rev Wtr Treatment American Hingham Proj (G)	6.900	12/01/29	BBB-	1,210	1,173,518
Rev Wtr Treatment American Hingham Proj (G)	6.750	12/01/20	BBB-	2,780	2,779,611
Massachusetts Port Authority,
Rev Ref Bosfuel Proj (D)	5.000	07/01/32	AA	1,770	1,262,559
Rev Ser 1999C (D)	5.750	07/01/29	AAA	1,250	1,318,325
Rev Spec Facil US Air Proj Ser 1996A (D)	5.750	09/01/16	AA	1,000	801,600
Massachusetts Special Obligation Dedicated Tax,
Rev Ref Spec Oblig (D)	5.500	01/01/27	AA	1,000	996,540
Rev Spec Oblig (D)	5.250	01/01/26	A	1,000	1,087,260
Massachusetts State College Bldg Auth,
Proj Rev, Cap Apprec. Ref Ser B (D)	Zero	05/01/19	A1	1,000	554,180
Massachusetts State Water Res Authority,
Rev Bond Ser B (D)	5.250	08/01/29	AAA	2,500	2,496,675
Massachusetts Turnpike Auth,
Rev Ref MBIA-IBC Ser 1993A (D)	5.125	01/01/23	AAA	445	457,189
Rev Ref Metro Hwy Sys Sr Ser 1997A (D)	5.125	01/01/23	AA	4,450	3,827,845
Rev Ref Metro Hwy Sys Sr Ser 1997A (D)	5.000	01/01/37	AA	300	221,166
Rev Ref Metro Hwy Sys Sr Ser 1997C (D)	Zero	01/01/20	AA	1,000	533,240
Massachusetts Water Pollution Abatement Trust,
Preref Pool PG Ser 9	5.250	08/01/18	AAA	2,440	2,757,932
Rev Preref Pool Prig Ser 7	5.125	02/01/31	AAA	645	686,796
Rev Ser 2007-13	5.000	08/01/28	AAA	1,000	971,870
Rev Unref Bal Pool Prig Ser 7	5.125	02/01/31	AAA	1,775	1,718,892
Unref Bal Pool PG Ser 2003-9	5.250	08/01/18	AAA	60	63,480
Massachusetts, Commonwealth of,
GO Unltd Ref Ser 2004C (D)	5.500	12/01/24	AA	2,000	2,095,760
Massachusetts, Commonwealth of, GO Cons Ln Ser C,
Concs Ln Ser C	5.500	11/01/15	AA	1,000	1,116,810
Cons Ln (D)	5.500	11/01/17	AAA	1,000	1,107,270
Cons Ln Ser C	5.375	12/01/19	AA	1,000	1,075,080

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)
Cons Ln Ser C	5.000	09/01/24	AAA	1,000	1,116,290
Cons Ln Ser E (D)	5.000%	11/01/25	AA	1,000	$986,480
Narragansett Regional School District,
GO Unltd (D)	5.375	06/01/18	A3	1,000	1,042,210
Pittsfield, City of,
GO Ltd (D)	5.000	04/15/19	AA	1,000	1,014,540
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj (D)	5.000	04/01/22	AA	1,000	994,160
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07/01/19	Aaa	2,415	1,285,529
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07/01/18	Aaa	1,750	995,015
Rev Resource Recovery Ogden,
Haverhill Proj Ser 1998B	5.500	12/01/19	BBB	1,500	1,237,620
Route 3 North Transit Improvement Associates,
Rev Lease (D)	5.375	06/15/29	AA	3,100	3,272,484
University of Massachusetts, Rev Bldg,
Auth Facil Gtd Ser 2000A (D)	5.125	11/01/25	AA	1,000	1,062,740

Puerto Rico 7.97%					8,864,905
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (D) (X)	8.883	07/01/11	AAA	2,000	2,389,280
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Rev Sr Lien Ser 2008A	Zero	07/01/24	BBB-	1,750	1,455,615
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07/01/14	A-	955	1,125,496
Rev Ref Hwy Ser 2003AA (D)	5.500	07/01/19	AA	2,000	1,870,960
Puerto Rico Housing Finance Auth. Rev,
Rev Unref Bal Hwy Ser 1996Y	6.250	07/01/14	A-	45	46,244
Sub Cap Fd	5.125	12/01/27	AA-	1,000	923,950
Puerto Rico, Commonwealth of,
Rev Inverse Floater (D) (P) (X)	8.173	07/01/11	AA	1,000	1,053,360

				Par Value
Issuer, description, maturity date				(000)	Value

Short-term investments 1.11%					$1,242,000
(Cost $1,242,000)

Joint Repurchase Agreement 1.11%					1,242,000
Joint Repurchase Agreement with Barclays PLC
dated 11-28-08 at 0.15% to be repurchased at
$1,242,021 on 12/01/08, collateralized by
$1,232,923 U.S. Treasury Inflation Index Note,
3.625%, due 10/31/09 (valued at $1,266,840,
including interest).
				$1,242	1,242,000

Total investments (Cost $115,899,101)† 99.03%					$110,204,021

Other assets and liabilities, net 0.97%					$1,075,292

Total net assets 100.00%					$111,279,313

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

GO General Obligation

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investments

ACA Financial Guaranty Corp.	1.33

Ambac Financial Group, Inc.	6.41

Assured Guaranty Ltd.	0.81

Financial Guaranty Insurance Company	2.87

Financial Security Assurance, Inc.	10.52

Municipal Bond Insurance Association	22.20

Radian Asset Assurance, Inc.	0.61

XL Capital Assurance, Inc.	0.50

(G) Security rated internally by John Hancock Advisors, LLC. Unaudited.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. This security is often payable on demand and is shown at the current rates as of November 30, 2008.

(X) Inverse floater bond purchased on secondary market.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $115,711,480. Net unrealized depreciation aggregated $5,507,459, of which $3,417,242 related to appreciated investment securities and $8,924,701 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	-	-
Level 2 – Other Significant Observable Inputs	$110,204,021	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$110,204,021	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Risks and Uncertainties
State concentration risk
The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk
The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk
The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 11/08
1/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009